January 30, 2012

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

ATTN:	Ms. Deborah O’Neal-Johnson
Document Control – EDGAR

RE:	Columbia Funds Series Trust II
Columbia Strategic Allocation Fund
Post-Effective Amendment No. 50
File No. 333-131683/811-21852

Dear Ms. O’Neal-Johnson:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced fund do not differ from that contained in Registrant’s Post-Effective Amendment No. 50 (Amendment). This Amendment was filed electronically on January 26, 2012.

If you have any questions regarding this filing, please contact either Joseph L. D’Alessandro at (212) 850-1703 or Heidi Brommer at (612) 671-2403.

Sincerely,

/s/ Christopher O. Petersen
Christopher O. Petersen Vice President and Chief Counsel Ameriprise Financial, Inc.